BASIS OF PRESENTATION (Details)	6 Months Ended
Jun. 30, 2023
Oniva Silver And GoldMines SADeCV [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican operations and administration
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican administration
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	79.09%
Jurisdiction	Mexico
Nature of Operations	Holding company
La Luna Silver & Gold Mines Ltd. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
Proyectos Mineros La Preciosa S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Cervantes LLP (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	U.S.
Nature of Operations	Holding company
Compania Minera Mexicana de Avino, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	98.45%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Ownership Interest Indirect	1.22%
Ownership Interest Effective	99.67%